Retirement Benefit Plans - Summary of Movements in Net Defined Benefit Liability (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 6,196,840	$ 223,390	$ 4,926,396	$ 4,805,016
Current service cost	173,307	6,248	193,693	211,226
Past service cost and gain on settlements	(10,284)	(371)	(25,891)
Net interest expense (income)	18,740	676	38,200	54,248
Recognized in profit or loss	181,763	6,553	206,002	265,474
Return on plan assets (excluding amounts included in net interest)	(42,636)	(1,537)	(109,616)	(104,516)
Changes in financial assumptions	(418,542)	(15,088)	465,433	398,732
Experience adjustments	242,896	8,756	281,661	70,374
Changes in demographic assumptions	160,156	5,773	(36,627)	(2,329)
Recognized in other comprehensive income	(58,126)	(2,096)	600,851	362,261
Contributions from the employer	(542,584)	(19,560)	(620,433)	(514,617)
Benefits paid from the pension fund	6,023	217	50,707	0
Benefits paid from the Group	(80,603)	(2,906)	(14,520)	(21,439)
Assets extinguished on settlement			11,910
Business combinations	46,291	1,669	1,018,480	34,477
Exchange differences on foreign plans	(188,008)	(6,777)	17,447	(4,776)
Ending balance	5,561,596	200,490	6,196,840	4,926,396
Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	12,159,145	438,325	10,668,574	10,297,139
Current service cost	173,307	6,248	193,693	211,226
Past service cost and gain on settlements	(10,284)	(371)	(25,891)
Net interest expense (income)	78,501	2,830	119,314	151,635
Recognized in profit or loss	241,524	8,707	287,116	362,861
Return on plan assets (excluding amounts included in net interest)	0	0	0	0
Changes in financial assumptions	(418,542)	(15,088)	465,433	398,732
Experience adjustments	242,896	8,756	281,661	70,374
Changes in demographic assumptions	160,156	5,773	(36,627)	(2,329)
Recognized in other comprehensive income	(15,490)	(559)	710,467	466,777
Contributions from the employer	0	0	0	0
Benefits paid from the pension fund	(556,419)	(20,058)	(552,430)	(393,897)
Benefits paid from the Group	(80,603)	(2,906)	(14,520)	(21,439)
Assets extinguished on settlement			0
Business combinations	46,291	1,669	1,018,480	62,857
Exchange differences on foreign plans	(369,588)	(13,323)	41,458	(105,724)
Ending balance	11,424,860	411,855	12,159,145	10,668,574
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(5,962,305)	(214,935)	(5,742,178)	(5,492,123)
Current service cost	0	0	0	0
Past service cost and gain on settlements	0		0
Net interest expense (income)	(59,761)	(2,154)	(81,114)	(97,387)
Recognized in profit or loss	(59,761)	(2,154)	(81,114)	(97,387)
Return on plan assets (excluding amounts included in net interest)	(42,636)	(1,537)	(109,616)	(104,516)
Changes in financial assumptions	0	0	0	0
Experience adjustments	0	0	0	0
Changes in demographic assumptions	0	0	0	0
Recognized in other comprehensive income	(42,636)	(1,537)	(109,616)	(104,516)
Contributions from the employer	(542,584)	(19,560)	(620,433)	(514,617)
Benefits paid from the pension fund	562,442	20,275	603,137	393,897
Benefits paid from the Group	0	0	0	0
Assets extinguished on settlement			11,910
Business combinations	0	0	0	(28,380)
Exchange differences on foreign plans	181,580	6,546	(24,011)	100,948
Ending balance	$ (5,863,264)	$ (211,365)	$ (5,962,305)	$ (5,742,178)